Notes Payable Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes Payable Related Parties
Notes Payable - Related Parties

Note 5 - Notes Payable – Related Party

Notes payable-related party notes represent unsecured notes payable to the Company’s Chief Executive Officer (CEO) ranging in interest rates of 0% per annum to 10% per annum and will mature on December 31, 2022, as amended. The outstanding balance of these notes payable at March 31, 2022 and December 31, 2021 amounted to $693,000, respectively.

Note 6 - Notes Payable – Related Parties

Notes payable-related parties notes represent notes payable to the Company’s Chief Executive Officer (CEO) ranging in interest rates of 0% per annum to 10% per annum. The notes are unsecured and the outstanding balance of these notes payable at December 31, 2020 amounted to $952,000.

During the year ended December 31, 2021, the Company made payments of $259,000. In addition, the CEO extended the maturity date of these notes payable to December 31, 2022 with no changes to the original terms of the notes payable or any additional compensation.

At December 31, 2021, the balance of notes payable-related parties totaled $693,000 which are all due to the Company’s CEO.